Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Sales and Marketing Expenses [Line Items]
Share based payments					$ 3,024	$ 1,551
Sales and marketing expenses	$ 1,304	$ 1,456	$ 2,559	$ 3,192	5,696	3,316
Sales and Marketing Expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Salaries and related expenses					3,535	2,443
Share based payments					555	51
Consultants					540	336
Travel and Conferences					412	162
Rent and office maintenance					116
Other					538	324
Sales and marketing expenses					$ 5,696	$ 3,316